Summary of Significant Accounting Policies - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Employee benefit plan, allowance for credit losses	$ 0	$ 0
Employee benefit plan, excess contributions payable	0	0
Employee benefit plan administrative expense	$ 243,025	$ 222,491